LIQUIDITY	12 Months Ended
Dec. 31, 2019
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Abstract]
LIQUIDITY
2.	LIQUIDITY

The consolidated financial statements have been prepared on going concern basis. The Company’s principal sources of liquidity to date have been cash through debt and equity financing, including but not limited to bank and shareholder loans, convertible notes, shareholder contribution, proceeds from our IPO, assets disposal and cash from our operating activities. The principal uses of cash have been for IPP solar parks development, working capital and general corporate purposes.

As of December 31, 2019, the Company had cash of US$11.7 million, restricted cash of US$31.5 million which represented deposits placed in banks for the purpose of securing current portion of project financing as well as bidding for potential project permits, US$54.9 million in outstanding short-term borrowings (including the current portion of long-term bank borrowings) and US$148.0 million in long-term bank borrowings (excluding the current portion).

The Company recorded negative working capital. As of December 31, 2019, the current liabilities of US$90.1 million, exceeded the current assets by approximately US$33.3 million. In 2019, net loss of US$42.0 million was incurred. In addition to the current liabilities of US$90.1 million as of December 31, 2019, the Company committed to capital expenditure of US$23.1 million relating to the construction of solar parks contracted but not provided for in the consolidated financial statements as of December 31, 2019. Furthermore, Hudson accelerated the debt collection by sending a notice dated January 22, 2019, declaring that all Obligations (as defined in the Note Purchase Agreement), including the outstanding principal, accrued and unpaid interest and make-whole payment amount thereof, were immediately due. Although the Company reached a without prejudice settlement agreement with Hudson dated November 5, 2019, the transactions under such settlement agreement was not closed as contemplated despite the efforts to close the transactions. The Company is in discussions with Hudson about the possibility of entering into a partial settlement agreement of the obligations based on the terms of the settlement agreement dated November 5, 2019 and on a without prejudice basis, especially in connection with the Uruguay assets (Note 32).

The Company’s ability to continue as a going concern is dependent on the ability to maintain operating cashflow and obtain external funding by secured loans and assets disposal. The Company has historically been able to effectively manage its business with a working capital deficit based on the arrangements with suppliers who typically do not require payment until such time as IPP solar parks are completed, at which point the Company is able to either sell the parks, or obtain collateralized financing. In addition, following project connection, solar park assets or account or trade receivables are typically pledged to raise debt financing in order to optimize the project’s capital structure, pay the contractors and replenish the working capital. Such debt financing usually has a term of over 15 years and the Company is restricted from creating additional security over the assets. Such account or trade receivables will include all income generated from the sale of electricity in the solar parks. Management believes that the current operating IPP solar parks and projects under construction can be pledged to raise new capital or sold to raise additional capital to finance new development when necessary. In the previous years, the Company successfully raised capital by selling IPP solar parks and obtained secured loans for the purpose of repayment and new development. The Company plans and has the ability to follow the historical practice in the future to meet the requirement of business operation liquidity, such as in 2020, there are assets disposal plans in Japan and the United States, and assets pledged financing plans in Japan. Based on the above factors, management believes that adequate sources of liquidity will exist to fund the working capital and capital expenditures, and to meet the short term debt obligations, other liabilities and commitments as they become due for the next 12 months, and that adequate sources of liquidity will exist to fund the working capital and capital expenditures requirements, and to meet the Company’s short term debt obligations, other liabilities and commitments as they become due.